INCOME TAX (Restated, see Note 2) - Additional Information (Details)	11 Months Ended
Dec. 31, 2020 USD ($)
INCOME TAX (Restated, see Note 2)
U.S. federal net operating loss carryovers	$ 176,006
Change in valuation allowance	$ 465,518